Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Adirondack Funds
Entity Central Index Key	0001311981
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Adirondack Small Cap Fund
Shareholder Report [Line Items]
Fund Name	THE ADIRONDACK SMALL CAP FUND
Class Name	Adirondack Small Cap Fund
Trading Symbol	ADKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Adirondack Small Cap Fund – ADKSX (the “Fund”) for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]

ADDITIONAL INFORMATION

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.adirondackfunds.com/fund-performance/ or contact the Fund at 1-888-686-2729.

Additional Information Phone Number	1-888-686-2729
Additional Information Email	www.adirondackfunds.com/fund-performance/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

The Adirondack Small Cap Fund	$164	1.48%

*Annualized

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Fund’s strong performance during its Fiscal Year ended 3/31/26 was primarily driven by a higher allocation to and effective stock selection within the Technology and Energy sectors, both of which emerged as the top performers during the period. Annualized turnover at 48.10% was higher than average as we navigated through the turbulence generated by tariff negotiations and the war in the Middle East.

In response to recent sector developments, we have taken a disciplined approach to managing the Fund’s exposure to Technology stocks. Over the course of the year, we have systematically reduced the Fund’s investments in the Technology sector. This reallocation is driven by our ongoing effort to redeploy capital toward sectors that are less susceptible to the risks posed by artificial intelligence and broader economic volatility. While it may seem counterintuitive to decrease exposure to Technology during a period when the sector continues to dominate headlines and investor enthusiasm, we remain committed to investment discipline. Simply put, we find it increasingly difficult to justify the current valuation multiples within the Technology sector based on our analysis.

At present, Healthcare, Consumer Staples, and Real Estate offer more attractive opportunities, as they are less exposed to the disruptive risks posed by AI and broader economic fluctuations. Our portfolio adjustments continue to focus on these sectors to enhance stability and long-term growth potential.

We sold the Fund’s long-held position in Seaboard (SEB), an owner of a collection of agriculture, shipping and energy businesses. Given that the shares exceeded the normalized earnings multiple by a wide margin, we felt it was sensible to redeploy the capital in better risk/reward.

In an environment marked by ongoing uncertainty and frequent market fluctuations, our approach is to maintain a longer-term perspective, focusing on fundamental valuation rather than reacting impulsively to headlines. If we continue to pursue a disciplined strategy, selling into hype and buying during periods of heightened fear, we can enhance the long-term stability and growth of the Fund.

Our optimism towards opportunities in small cap stocks remains strong. We hope that ongoing geopolitical challenges will resolve themselves over the coming months, allowing for greater stability and growth.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS FOR YEARS ENDING MARCH 31, 2026

	1 Year	5 Years	10 Years
Adirondack Small Cap Fund	22.06%	11.20%	9.62%
Standard & Poor’s 500 Index *	17.80%	12.06%	14.15%
iShares Russell 2000 Value ETF	27.85%	5.56%	9.42%
Morningstar US Small Cap Broad Value Extended Index	19.60%	6.59%	9.35%

* The Fund’s broad-based securities market index (benchmark index) is the Standard & Poor’s 500 Index (S&P 500). The S&P 500 is a market value-weighted index of 500 stocks seen as indicators of U.S. equities. You cannot invest directly in an index.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-686-2729.

Net Assets	$ 50,013,262
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 488,621
Investment Company, Portfolio Turnover	48.10%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$50,013,262	54	48.10%	$488,621

Holdings [Text Block]

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments. Sectors are categorized using Global Industry Classification Standard (GICS®) classifications.

Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	Federated Hermes Treasury Obligations Fund - Institutional Shares	11.14%
2.	Antero Resources Corp.	3.53%
3.	Healthcare Services Group, Inc.	3.45%
4.	EZCORP, Inc. Class A	3.28%
5.	Ardmore Shipping Corp. (Bermuda)	3.20%
6.	Dole PLC (Ireland)	2.92%
7.	Ingles Markets, Inc. Class A	2.83%
8.	Lincoln National Corp.	2.83%
9.	United Fire Group, Inc.	2.79%
10.	Aes Corp.	2.77%
	Total % of Net Assets	38.74%